Deferred Payment Liability (Details) $ in Thousands	May 27, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to liquidity if not converted prior to maturity		$ 10,000
Debt host
Disclosure of detailed information about financial instruments [line items]
Deferred payment liability	$ 8,680
Conversion option
Disclosure of detailed information about financial instruments [line items]
Deferred payment liability	1,320
Yamana Group
Disclosure of detailed information about financial instruments [line items]
Cash consideration paid through deferred payment liability	$ 10,000
Deferred payment term	2 years
Deferred payment liability, interest rate	3.00%
Price per share (in CAD per share) | $ / shares	$ 9.00
Additional payment if deferred payment liability is paid in full within one year	5.00%